Taxation (Details) $ in Thousands, ¥ in Millions, $ in Millions		12 Months Ended				24 Months Ended	36 Months Ended
	Apr. 01, 2018 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)
Taxation [Line Items]
Profits tax rate (in Dollars)		$ (19)	$ 18	$ (92)
Accounting standards, percentage		25.00%
Preferential tax rate		15.00%
Reduction income tax rate		15.00%
Taxable income (in Yuan Renminbi)		$ 1,353	1,618	$ 1,871
Net operating loss carryforwards		87,396	82,600
Deferred tax assets, net operating loss carryforwards		11,961	11,325
Valuation allowances		13,803	13,840
Hong Kong [Member]
Taxation [Line Items]
Profits tax rate (in Dollars)	$ 2
Assessable profit percentage	8.25%
PRC [Member]
Taxation [Line Items]
Preferential tax rate						5.00%	5.00%
Taxable income (in Yuan Renminbi) | ¥					¥ 3	¥ 1
Net operating loss carryforwards		$ 49,376	$ 48,347
PRC [Member] | Minimum [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi) | ¥							¥ 1
PRC [Member] | Maximum [Member]
Taxation [Line Items]
Taxable income (in Yuan Renminbi) | ¥							¥ 3